Shareholders’ equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020	Oct. 15, 2019
Number of ordinary shares authorized	38,000,000			50,000,000
Ordinary shares, par value	$ 0.001			$ 0.001	$ 0.001
Number of additional ordinary shares authorized					50,000,000
Number of shares issued	23,000,000
Repurchased shares	900,000
Cancelled shares	900,000
Reverse stock split	25.56-for-1
Common stock, shares authorized				20,000,000
Common stock, par value	$ 0.0025	$ 0.0025		$ 0.0025
Ordinary shares outstanding	9,200,000
Paid-in-capital	$ 7,888,981	$ 7,092,665
Retained earnings for statutory reserves	$ 796,316	$ 634,911	$ 700,411
Hong Kong, Dollars
Ordinary shares, par value	$ 0.01